RELATED PARTY TRANSACTIONS (Details) (USD $)	1 Months Ended				9 Months Ended		12 Months Ended		0 Months Ended
	Apr. 30, 2014	Jul. 31, 2012	Dec. 31, 2008	Jul. 31, 2008	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 23, 2014	Aug. 31, 2014	Jul. 18, 2014
Related Party Transaction [Line Items]
Shares purchased
Share price (in dollar per share)			$ 1.01
Exercise price (in dollar per share)					$ 0.10		$ 3.00	$ 3.00
Stock compensation expense			$ 57,644
Compensation					315,000		315,000	315,000
Monthly rent		20,000		10,000	15,000		15,000	15,000
Rent expense					90,000	90,000	180,000	180,000
Notes payable to related parties					1,723,079		1,211,200	1,311,564	1,723,079
Interest rate					8.75%		8.75%	8.75%
Interest expense					39,659	26,992	37,308	37,830
Common stock issued for service	127,183
Common stock issued for service, shares	4,239,436
Current payable, additional interest							38,188	33,649
Mr. Parish [Member]
Related Party Transaction [Line Items]
Face amount										49,000	240,000
Interest rate (as a percent)											10.00%
Mr. Parish [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Shares purchased									2,000,000
Share price (in dollar per share)									$ 3.00
Exercise price (in dollar per share)									$ 0.10
Stock compensation expense									$ 169,781